Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22–SUBSEQUENT EVENTS

On March 13, 2023, REIT New Materials Xinyi Co., Ltd. and Weiying Zhou were named as defendants in a lawsuit. The complaint demanded for a repayment of a loan of RMB550,000 and the related interest calculated based on the PRC’s one year borrowing benchmark rate. The Company filed a response to dispute the allegations and intended to defend itself vigorously in this matter.

On March 23, 2023, REIT New Materials Xinyi Co., Ltd. was named as defendants in a lawsuit. The complaint demanded for a repayment of a loan of RMB25,607. On April 11, 2023, REIT New Materials Xinyi Co., Ltd. was named as defendants in a lawsuit. The complaint demanded for payment of transportation fee of RMB700,000. The Company disputed the allegations and intends to defend itself vigorously in these matters.

In addition, the Company is regularly subject to claims and litigation. The outcomes of our legal proceedings and other contingencies are inherently unpredictable, subject to significant uncertainties, and could be material to our operating results and cash flows for a particular period. The Company evaluates, on a regular basis, developments in its legal proceedings and other contingencies that could affect the amount of liability, including amounts in excess of any previous accruals and reasonably possible losses disclosed, and make adjustments and changes to the accruals and disclosures as appropriate. For the matters the Company discloses that does not include an estimate of the amount of loss or range of losses, such an estimate is not possible or is immaterial, and the Company may be unable to estimate the possible loss or range of losses that could potentially result from the application of non-monetary remedies. Until the final resolution of such matters, if any of the Company’s estimates and assumptions change or prove to have been incorrect, the Company may experience losses in excess of the amounts recorded, which could have a material effect on the Company’s business, consolidated financial position, results of operations, or cash flows.